Acquisitions (Tables)	12 Months Ended
Jun. 30, 2020
Schedule of identifiable assets and liabilities

The following table presents a summary of Entertainment’s identifiable assets and liabilities at February 6, 2019, the date of the sale:

Assets
Cash	$36,290
Property and equipment, net	4,006,426
Receivables	4,500
Inventories	5,610
Other assets	1,522,714
Total Assets	5,575,540
Liabilities
Accounts payable	22,424
Debt	5,393,623
Accrued expenses	127,481
Total Liabilities	5,543,528
Net Assets	$32,012
Noncash consideration for net assets of Entertainment	92,700
Gain on Sale	$60,688

FLCR [Member]
Schedule of preliminary allocation of fair value of assets and liabilities

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the merger date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 22,205
Property and equipment	4,209,995
Other	20,716
Other assets	1,511,844
Goodwill	892,312
Total Assets	6,657,072
Liabilities
Accounts payable	208,763
Long-term debt	4,593,851
Short-term debt	799,534
Accrued interest	78,948
Other	83,664
Total Liabilities	5,764,760
Net Assets	$ 892,312
Consideration	$ 58,092
Fair value of noncontrolling interest	834,220
$ 892,312

Concepts and Solutions [Member]
Schedule of preliminary allocation of fair value of assets and liabilities

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the acquisition date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 201,161
Accounts receivable	1,165,953
Inventory	94,360
Property and equipment	20,904
Other assets	2,800
Goodwill and other intangibles	3,760,287
Total Assets	5,245,465
Liabilities
Accounts payable	1,225,734
Accrued expenses	783,540
Short-term debt	96,941
Deferred revenue	518,900
Total Liabilities	2,625,115
Net Assets	$ 2,620,350
Consideration
Fair value of anti-dilution clause in employment agreement	$ 235,350
Note payable to seller	900,000
Stock	1,485,000
$ 2,620,350